UNITED STATES
SECRITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F
FORM 13F COVER PAGE

"Report for the Calendar Year or Quarter Ended: December 30, 2008" Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Moon Capital Management LP
Address: 499 Park Avenue
"New York, NY 10022"

13F File Number: 028-12266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all" "information contained herein is true, correct and complete, and" "that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of" this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: John W. Moon
"Title: Managing Member of JWM Capital, LLC its general partner"
Phone: 212-652-4500

"Signature, Place, and Date of Signing:"


"John W. Moon New York, NY 2/13/09"

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

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FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 28

"Form 13F Information Table Value Total: $137,302"


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers of all institutional investment managers with respect to which this report
"is filed, other than the manager filing this report."

No.	Form 13F File Number	Name
1	028-12268                  	JWM Capital LLC
2	028-12267                   	John W. Moon

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FORM 13F INFORMATION TABLE

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
                                 	Title 	    	 Value 	SH / 	PUT /	        	Investment	Other	Voting Authority
Name of Issuer 	of class	CUSIP	 (x $'000) 	PRN	CALL	QTY	Discretion	Managers	Sole	Shared	None
ALTERA CORPORATION	COM	21441100	 836 			" 50,000 "	DEFINED	"1,2"	" 50,000 "
AMERICA MOVIL SA DE CV	SPON ADR L SHS	02364W105	" 4,360 "			" 140,700 "	DEFINED	"1,2"	" 140,700 "
AUTOLIV INC	COM	52800109	" 3,195 "			" 148,873 "	DEFINED	"1,2"	" 148,873 "
BORGWARNER INC	COM	99724106	" 2,159 "			" 99,169 "	DEFINED	"1,2"	" 99,169 "
COOPER TIRE & RUBBER	COM	216831107	" 6,745 "			" 1,095,000 "	DEFINED	"1,2"	" 1,095,000 "
COPA HOLDINGS SA	CL A	P31076105	" 5,996 "			" 197,764 "	DEFINED	"1,2"	" 197,764 "
CORNING INC	COM	219350105	 572 			" 60,000 "	DEFINED	"1,2"	" 60,000 "
DELL INC	COM	24702R101	 521 			" 50,872 "	DEFINED	"1,2"	" 50,872 "
FLEXTRONICS INTL LTD	ORD	Y2573102	 512 			" 200,000 "	DEFINED	"1,2"	" 200,000 "
GOODYEAR TIRE & RUBBER	COM	382550101	" 2,044 "			" 342,400 "	DEFINED	"1,2"	" 342,400 "
GRAVITY CO LTD	SP ADR	38911N107	 972 			" 1,943,864 "	DEFINED	"1,2"	" 1,943,864 "
GRUPO TELEVISA SA	SP ADR REP ORD	40049J206	" 1,110 "			" 74,300 "	DEFINED	"1,2"	" 74,300 "
IBM	COM	459200101	" 1,275 "			" 15,155 "	DEFINED	"1,2"	" 15,155 "
ICICI BANK LTD	ADR	45104G104	" 3,563 "			" 185,090 "	DEFINED	"1,2"	" 185,090 "
INTEL CORP	COM	458140100	" 4,181 "			" 285,200 "	DEFINED	"1,2"	" 285,200 "
ISHARES 1-3 YR	BCLYS 1-3YR	464287457	" 51,387 "			" 607,000 "	DEFINED	"1,2"	" 607,000 "
ISHARES BARCLAYS	BCLYS SH TREA	464288679	" 14,903 "			" 135,000 "	DEFINED	"1,2"	" 135,000 "
JA SOLAR HOLDINGS CO - ADR	SPON ADR	466090107	 123 			" 28,237 "	DEFINED	"1,2"	" 28,237 "
MAXIM INTEGRATED PRODUCTS INC	COM	57772K101	 628 			" 55,000 "	DEFINED	"1,2"	" 55,000 "
MERRILL LYNCH	COM	590188108	" 1,805 "			" 155,111 "	DEFINED	"1,2"	" 155,111 "
MICRON TECHNOLOGY INC	COM	595112103	" 8,109 "			" 3,071,567 "	DEFINED	"1,2"	" 3,071,567 "
MOBILE TELESYSTEMS	SPON ADR	607409109	" 1,849 "			" 69,300 "	DEFINED	"1,2"	" 69,300 "
RENESOLA LTD	SPONS ADS	75971T103	 325 			" 73,600 "	DEFINED	"1,2"	" 73,600 "
SEAGATE TECH	SHS	G7945J104	 554 			" 125,000 "	DEFINED	"1,2"	" 125,000 "
SPDR GOLD TRUST	GOLD SHS	78463V107	" 10,229 "			" 118,222 "	DEFINED	"1,2"	" 118,222 "
SUNTECH POWER HLDG	ADR	86800C104	 234 			" 20,000 "	DEFINED	"1,2"	" 20,000 "
TAM TRANSPORT AEREOS ADR	SP ADR REP PFD	87484D103	" 7,937 "			" 963,245 "	DEFINED	"1,2"	" 963,245 "
WESTERN DIGITAL	COM	958102105	" 1,178 "			" 102,900 "	DEFINED	"1,2"	" 102,900 "






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